Costs of services and general and administrative costs (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Costs of Services and General Administrative Costs

	2021	2020	2019
Continuing operations	£m	£m	£m
Costs of services	10,597.5	9,987.9	10,825.1
General and administrative costs	974.6	4,293.0	1,113.1
	11,572.1	14,280.9	11,938.2
Costs of services and general and administrative costs include:

	2021	2020	2019
Continuing operations	£m	£m	£m
Staff costs (note 5)	7,166.7	6,556.5	7,090.6
Establishment costs	529.0	638.5	672.9
Media pass-through costs	1,865.3	1,555.2	1,656.2
Other costs of services and general and administrative costs[1]	2,011.1	5,530.7	2,518.5
	11,572.1	14,280.9	11,938.2
Included within costs of services and general administrative costs are the following:

	2021	2020	2019
Continuing operations	£m	£m	£m
Goodwill impairment (note 14)	1.8	2,822.9	47.7
Investment and other impairment (reversals)/charges	(42.4)	296.2	7.5
Restructuring and transformation costs	145.5	80.7	153.5
Restructuring costs in relation to Covid-19	29.9	232.5	—
Litigation settlement	21.3	25.6	(16.8)
Gain on sale of freehold property in New York	—	—	(7.9)
Amortisation and impairment of acquired intangible assets	97.8	89.1	121.5
Amortisation of other intangible assets	19.9	35.2	21.2
Depreciation of property, plant and equipment	151.2	174.8	185.5
Depreciation of right-of-use assets	272.9	331.9	301.6
(Gains)/losses on sale of property, plant and equipment	(1.3)	0.3	3.2
Losses/(gains) on disposal of investments and subsidiaries	10.6	(7.8)	(40.4)
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(0.6)	(0.4)
Net foreign exchange losses	4.4	5.9	6.1
Short-term lease expense	18.0	36.7	83.8
Low-value lease expense	2.3	2.3	2.9
Note
[1]Other costs of services and general and administrative costs include £538.6 million (2020: £685.6 million, 2019: £731.4 million) of other pass-through costs.

Auditors' Remuneration
Auditors’ remuneration:

	2021	2020	2019
	£m	£m	£m
Fees payable to the Company’s auditors for the audit of the Company’s annual accounts	7.1	6.4	6.5
Fees payable for the audit of the Company’s subsidiaries	24.8	22.9	28.0
Fees payable to the auditors pursuant to legislation	31.9	29.3	34.5
Audit-related services[1]	0.4	0.4	0.4
Other services[2]	1.4	0.7	7.8
Tax compliance services	—	0.1	—
Total other fees	1.8	1.2	8.2
Total fees	33.7	30.5	42.7
Notes
[1]Audit-related assurance services are in respect of the review of the interim financial information.
[2]Other services include audits for earnout purposes.